SEMI-ANNUAL REPORT

The Thurlow Growth Fund

December 31, 1999

The Thurlow Growth Fund
LETTER TO SHAREHOLDERS

February 2000

Dear Fellow Shareholders,

213%!!! For those of you who were invested in the Thurlow Growth Fund at the beginning of 1999, you may notice that your investment is up 213% in the one-year period since then. This return shows that our investment approach definitely works and runs circles around the rest of the stock market and most other mutual funds.

By comparison, while your shares in the Thurlow Growth Fund climbed 213% from January 1, 1999 to December 31, 1999, the Dow Jones Industrial Average returned 25%, the Standard & Poor’s 500 Index returned 20%, and the NASDAQ Composite Average returned 86%.

Despite its success in 1999, 1999 was a pretty volatile year for the Thurlow Growth Fund, and this should remind us that volatility will be with us in even the very best of years. Our 213% return in 1999 was mostly the result of five months: January, March, June, November and December, 1999. In all other months, the fund’s shares either stayed in a trading range or, in the months of February and May, 1999, traded down. Try as I might to keep volatility to a minimum, there is no escaping choppy month-to-month returns, even in a great year like 1999. Unfortunately, I can promise that the portfolio of our winning stocks will repeat the volatility of the past. Current investors are probably used to this by now, and new investors should keep this in mind when considering an investment in the Thurlow Growth Fund.

As we look forward to the calendar year 2000, several themes persist: the integration of the Internet into every aspect of our lives and businesses, the dominance of the American economy on the world stage, low real inflation in the United States, and the continued hiking of short-term interest rates by the Federal Reserve. Add to these recurring themes the fact that 2000 is an election year and we have what promises to be an exciting year in the stock market. As always, in addressing these themes, the Thurlow Growth Fund will endeavor to maximize shareholder returns while minimizing risks.

Although we cannot realistically hope for another 213% annual return, we look forward to continued strong results in the future.

Sincerely,

/s/ Thomas F. Thurlow

Thomas F. Thurlow

Fund Manager

The Thurlow Growth Fund

		Schedule of Investments
			December 31, 1999 (unaudited)
Shares/Principal Amount		Market Value	% of Assets
Advertising, Nec
300	Doubleclick Inc*	75,919
2,000	Yesmail.Com Inc*	67,625
		143,544	1.33%
Business Services, Nec
200	Akamai Technologies *	65,525
6,400	Commtouch Software Ltd. *	310,800
3,300	Critical Path Inc*	311,438
100	Freemarkets Inc*	34,131
		721,894	6.69%
Catalog And Mail-Order Houses
500	Stamps.Com*	20,812	0.19%

Commercial Physical And Biological Research
200	Affymetrix Inc*	33,937	0.31%

Communications Equipment, Nec
1,300	Ancor Communications Inc*	88,237
1,800	Audio Codes Ltd*	165,600
1,400	Harmonic Inc*	132,913
		386,750	3.59%
Computer Integrated Systems Design
500	Broadvision Inc*	85,031
500	F5 Networks Inc*	57,000
900	Software.Com*	86,400
		228,431	2.12%
Computer Peripheral Equipment, Nec
700	EMC Corporation*	76,475	0.71%

Computer Processing And Data Preparation And Processing Serv
1,000	Be Free Inc*	71,875	0.67%

Computer Programming Services
300	Business Objects S.A.*	40,087
1,400	Entrust Technologies*	83,913
1,400	Intranet Solutions*	51,800
800	Kana Communications*	164,000
900	Portal Software Inc*	92,587
4,600	Primus Knowledge Solutions Inc.*	208,438
200	Realnetworks Inc*	24,063
800	Verisign Inc*	152,750
200	Viant Corp*	19,800
		837,438	7.76%
Computer Related Services, Nec
600	Inktomi Corp.*	53,250
700	RSA Security Inc*	54,250
1,000	Scient Corp.*	86,437
		193,937	1.80%
Computer Storage Devices
500	Advanced Digital Information Corp*	24,312
2,400	Emulex Corp.*	270,000
800	Sandisk Corp*	77,000
		371,312	3.44%
Direct Selling Establishments
300	Purchase Pro.Com Inc*	41,250	0.38%

Electric Services
300	Rare Medium Group Inc*	10,237	0.09%

Electronic Computers
900	Safeguard Scientifics*	146,700	1.36%

Games, Toys, And Children's Vehicles
300	Jakks Pacf *	5,606	0.05%

Household Audio And Video Equipment
800	Gemstar International Group*	57,000	0.53%

Information Retrieval Services
500	American On Line*	37,719
400	Ask Jeeves Inc*	45,175
300	Yahoo Inc*	129,806
		212,700	1.97%
Instruments For Measuring And Testing Of Electricity
400	JDS Uniphase*	64,525	0.60%

Miscellaneous
600	E.Piphany Inc*	133,875
100	Internet Initiative Japan, Inc.*	9,719
2,100	Interworld Corporation*	179,288
300	NBC Internet Inc*	23,175
800	Research In Motion Ltd*	36,950
		383,007	3.55%
Oil And Gas Field Machinery And Equipment
100	Cooper Cameron Corp*	4,894	0.05%

Prepackaged Software
1,100	Active Software Inc.*	101,200
1,200	Ariba Inc*	212,850
1,500	Art Technology Group Inc*	192,187
600	Bea Systems, Inc.*	41,963
1,500	Bluestone Software Inc*	172,500
2,500	Broadbase Software Inc*	281,250
400	Brocade Communications Systems*	70,800
600	Commerce One Inc*	117,900
800	Egain Communications*	30,200
200	Harbinger Corp*	6,362
500	Interwoven Inc*	60,812
500	Legato Systems Inc*	34,406
1,800	Liberate Technologies*	462,600
1,800	Micromuse Inc*	306,000
500	Mustang.Com Inc*	7,812
1,500	Netiq Corp*	78,094
3,000	Netobjects Inc*	49,500
1,000	Onxs Software*	37,000
4,600	Packeteer Inc*	326,600
2,000	Razofish Inc*	190,250
400	Red Hat Inc*	84,500
300	Remedy Corp*	14,213
1,000	Retek Inc*	75,250
500	Siebel Systems*	42,000
1,500	Silknet Software Inc*	248,625
800	Tibco Software, Inc.*	122,400
2,550	Usinternetworking Inc.*	178,181
950	Veritas Software Corp*	135,969
1,900	Verticalnet Inc*	311,600
600	Viador Inc*	25,425
900	Vignette Corporation*	146,700
		4,165,149	38.61%
Professional Equipment And Supplies, Nec
1,700	Chemdex Corp*	188,700	1.75%

Radio Broadcasting Stations
1,000	Infinity Broadcasting "A"*	36,188	0.34%

Radio And Television Broadcasting And Communication Equipmen
500	Adaptive Broadband Corp*	36,906
4,500	Netro Corp*	229,500
2,800	Qualcomm*	493,500
		759,906	7.04%
Security Brokers, Dealers, And Flotation Companies
500	E*Trade Group*	13,063	0.12%

Semiconductors And Related Devices
1,100	Applied Micro Circuits*	139,975
300	Broadcom*	81,713
500	Conexant Systems Inc.*	33,187
200	Globespan Inc*	13,025
12,000	Netsilicon Inc.*	240,750
600	Pmc Sierra Inc*	96,188
1,600	Power Intergrations Inc*	76,700
300	Qlogic Corp*	47,963
100	Rambus*	6,744
300	Rf Micro Devices*	20,531
700	Transwitch Corp.*	50,794
500	Triquint Semiconductor*	55,625
200	Vitesse Semiconductor*	10,488
		873,683	8.10%
Services Allied To Motion Picture Distribution
2,000	Macrovision*	148,000	1.37%

Steel Pipe And Tubes
2,000	Maverick Tube Corp*	49,375	0.46%

Telephone Communications, Except Radiotelephone
500	Digital Island Inc*	47,562
1,500	Exodus Communications Inc*	133,219
300	Redback Networks Inc*	53,250
300	Sprint PCS Group*	30,750
		264,781	2.45%
Telephone And Telegraph Apparatus
800	Ciena Corp*	46,000
400	Juniper Networks Inc*	136,000
		182,000	1.69%

	Total Common Stocks	10,693,169	99.13%

Cash Equivalents
45,936	Fountain Square Reserves	45,936	0.43%

	Total Investments (Cost - $7,483,899)	10,739,105	99.56%

	Other Assets Less Liabilities	47,404	0.44%

	Net Assets - Equivalent to $27.59 per share based on 390,964 shares of capital stock outstanding	10,786,509	100.00%

* Non-Income producing securites.

The acompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statement of Assets and Liabilities
December 31, 1999 (unaudited)

Assets:
Investment Securities at Market Value	$ 10,739,105
(Identified Cost - 7,483,899)
Cash	345,715
Receivable from investment securities sold	442,701
Receivable from Adviser	67,296
Organizational expenses, net of accumulated amortization	13,832
Pre-paid expenses	5,535
Other	2
Total Assets	11,614,186
Liabilities
Payables:
Investment Securities Purchased	699,629
Shareholder Distributions	124,267
Accrued Expenses	3,781
Total Liabilities	827,677
Net Assets	$ 10,786,509
Net Assets Consist of:
Capital Paid In	6,670,305
Undistributed Net Investment Income	(34,573)
Accumulated Realized Gain (Loss) on Investments - Net	895,571
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	3,255,206
Net Assets, for 390,964 Shares Outstanding	$ 10,786,509
Net Asset Value and Redemption Price
Per Share ($10,786,509/390,964 shares)	27.59
Offering Price Per Share	27.59

The acompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statement of Operations
For six months ending December 31, 1999 (unaudited)

Investment Income:
Dividends	$ 53
Interest	7,452
Total Investment Income	7,505
Expenses
Management Fees (Note 2)	26,974
Custody fees	13,993
Shareholder servicing and accounts costs	13,096
Other	8,727
Registration fees	7,839
Professional fees	6,726
Distribution fees	5,395
Amortization of organizational expenses	2,652
Total expenses before waiver and reimbursement	85,402
Less: Waiver of expenses and reimbursement from Adviser	(43,324)
Total Expenses	42,078

Net Investment Income	$ (34,573)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	1,185,395
Unrealized Gain (Loss) from Appreciation (Depreciation) on Investments	2,949,252
Net Realized and Unrealized Gain (Loss) on Investments	4,134,647

Net Increase (Decrease) in Net Assets from Operations	4,100,074

The acompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statement of Changes in Net Assets
(unaudited)	7/1/99 to 12/31/99	7/1/98 to 6/30/99
From Operations:
Net Investment Income	$ (34,573)	$ (12,401)
Net Realized Gain (Loss) on Investments	1,185,395	857,374
Net Unrealized Appreciation (Depreciation)	2,949,252	261,913
Increase (Decrease) in Net Assets from Operations	4,100,074	1,106,886
From Distributions to Shareholders
Net Investment Income	(1,083,037)	0
Net Realized Gain (Loss) from Security Transactions	0	0
Net Increase (Decrease) from Distributions	(1,083,037)	0
From Capital Share Transactions:
Proceeds From Sale of 329,882 Shares	6,623,684	2,083,584
Net Asset Value of 66,602 Shares Issued on Reinvestment of Dividends	1,074,353	0
Cost of 107,221 Shares Redeemed	(2,026,192)	(1,525,853)
	5,671,845	557,731

Net Increase in Net Assets	8,688,882	1,664,617

Net Assets
Beginning of Period	2,097,627	433,010

End of Period	$ 10,786,509	$ 2,097,627

Share Transactions:
Issued	329,882	133,928
Reinvested	66,602	-
Redeemed	(107,221)	(79,838)
Net increase (decrease) in shares	289,263	54,090
Shares outstanding beginning of period	101,701	47,611
Shares outstanding end of period	390,964	101,701

The acompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	7/1/99 to 12/31/99	7/1/98 to 6/30/99	8/8/97 to 6/30/97
Net Asset Value -
Beginning of Period	$ 20.63	$ 9.09	$ 10.00
Net Investment Income	(0.11)	(0.17)	(0.07)
Net Gains or Losses on Securities
(realized and unrealized)	13.27	11.71	(0.84)
Total from Investment Operations	13.16	11.54	(0.91)
Dividends
(from net investment income)	(6.20)	0.00	0.00
Distributions (from capital gains)	0.00	0.00	0.00
Return of Capital	0.00	0.00	0.00
Total Distributions	(6.20)	0.00	0.00
Net Asset Value -
End of Period	$ 27.59	$ 20.63	$ 9.09

Total Return	87.80%	126.95%	-9.10%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	10,787	2,098	433
Ratio of Expenses to Average Net Assets *	1.95%	1.95%	1.95%
Ratio of Net Income to Average Net Assets *	(1.51)%	(1.24)%	(1.23)%
Ratio of Net Expenses to Average Net Assets - without fee waiver	3.72%	12.85%	39.47%
Ratio of Net Income to Average Net Assets - without fee waiver	(3.40)%	(12.19)%	(38.75)%
Portfolio Turnover Rate *	560.61%	1101.00%	408.62%

* Annualized

The acompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

NOTES TO THE FINANCIAL STATEMENTS
December 31, 1999 (unaudited)

  ORGANIZATION

The Thurlow Funds, Inc. (the "Company") was incorporated under the laws of Maryland on April 30, 1997, and is registered as a no-load, open-end, diversified management investment company under the Investment Company Act of 1940. The Company presently consists of one diversified investment portfolio, The Thurlow Growth Fund (the "Fund"). The principal investment objective of the Fund is capital appreciation, with current income as a secondary objective. Thomas F. Thurlow and Thomas N. Thurlow held 10,069 shares of the Fund’s capital stock at $10 per share on July 28, 1997. The Fund commenced operations on August 8, 1997.

The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $26,399, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed 60 months from the Fund’s commencement of operations.

  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  Investment Valuation – Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices. Unlisted equity securities for which market quotations are readily available and options are valued at the current bid prices. Debt securities which will mature in more than 60 days will be valued at the latest bid prices furnished by an independent pricing service. Short-term instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Adviser in accordance with procedures approved by the Board of Directors.
  Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies in the current and future years.
  Distributions to Shareholders – Dividends from net investment income are declared and paid annually. Distributions of the Fund’s net realized capital gains, if any, will be declared at least annually. No distributions were made during the year.
  Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
  Other – Investment and shareholder transactions are recorded on the trade date. The fund determines the gain or loss realized from the investment transaction by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

  INVESTMENT TRANSACTIONS

  The aggregate purchases of investments and U.S. Government securities, excluding short-term investments, by the Fund for the six months ending December 31, 1999, were $16,103,615 and $0, respectively. The aggregate sales of investments and U.S. Government securities, excluding short-term investments, by the Fund for the six months ending December 31, 1999 were $11,679,660 and $0, respectively.

  At December 31, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Appreciation	$ 3,401,825
Depreciation	(146,618)
Net appreciation on investments	$ 3,255,206

  At December 31, 1999, the cost of investments for federal income tax purposes was $7,483,899.

  INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Thurlow Capital Management, Inc. ("Adviser"). Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% as applied to the Fund’s daily net assets.

Firstar Trust Company, a Subsidiary of Firstar Corporation, a publicly held bank holding company, served as custodian, transfer agent, administrator and accounting services agent for the Fund through March 31, 1999.

Mutual Shareholder Services now serves as transfer agent and accounting services agent, Fifth Third Bank serves as custodian and Thurlow Capital Management serves as administrator.

The Fund has adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Fund to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of the Fund’s average daily net assets.

If the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.95% of the Fund’s average daily net assets, the Adviser is obligated to reimburse the Fund for the amount of such excess. Accordingly, for the six months ending December 31, 1999, the Adviser was obligated to reimburse the Fund $43,324. At December 31, 1999, the outstanding reimbursement due from the Adviser was $67,296.

Investment Adviser & Administrator
Thurlow Capital Management, Inc.
P.O. Box 50427
Palo Alto, CA 94303-0427

Dividend Paying Agent,
Shareholders’ Servicing Agent, Transfer Agent
Mutual Shareholder Services
1301 E. 9th St., Suite 1005
Cleveland, OH 44114

Custodian
Fifth Third Bank
Mutual Fund Services
38 Fountain Square Plaza
MD 1090E5
Cincinnati, OH 45263

Counsel
Foley and Lardner
777 East Wisconsin Avenue
Milwaukee, WI 53202-5367

Independent Auditors
Baird, Kurtz & Dobson
1100 Main Street, Suite 2700
Kansas City, MO 64105

Directors
Thomas F. Thurlow
Martina Hearn
Natasha L. McRee
Stephanie E. Rosendahl
R. Clint McRee